Share-Based Compensation - Summary of Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Stock Options (#)
Options outstanding, beginning (in shares) | shares	1,186,824	672,150
Granted (in shares) | shares	749,161	633,485
Exercised (in shares) | shares	(111,661)
Expired (in shares) | shares	(20,284)	(34,855)
Forfeited (in shares) | shares	(43,320)	(83,956)
Options outstanding, ending (in shares) | shares	1,760,720	1,186,824
Weighted Average Exercise Price ($)
Options outstanding, beginning (in CAD per share) | $ / shares	$ 104.90	$ 257.28
Granted (in CAD per share) | $ / shares	7.60	7.60
Exercised (in CAD per share) | $ / shares	7.60
Expired (in CAD per share) | $ / shares	13.12	1,033.9
Forfeited (in CAD per share) | $ / shares	463.14	205.10
Options outstanding, ending (in CAD per share) | $ / shares	$ 61.68	$ 104.90